Accounts Receivable, net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, net
Accounts Receivable, net

Note 3 - Accounts Receivable, net

Accounts receivable consisted of the following:

	December 31,	December 31,
	2023	2022
Accounts receivable	$46,562,210	$44,331,093
Allowance for credit losses	(4,763,563)	(4,156,761)
Accounts receivable, net	$41,798,647	$40,174,332

The movement of allowance for credit losses are as follows:

	December 31,	December 31,
	2023	2022
Balance at beginning of year	$4,156,761	$3,717,708
Change of allowance for credit losses	727,747	738,922
Write off	-	-
Translation adjustments	(120,945)	(299,869)
Balance at end of year	$4,763,563	$4,156,761